VIA EDGAR

September 25, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Aberdeen Investment Funds (the “Registrant”) – File Nos.: 033-47507 and 811-06652

Ladies and Gentlemen:

On behalf of the Registrant, please find attached for filing Post-Effective Amendment No. 83 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 85 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purposes of making certain changes to the name, investment strategies and investment risks of the Aberdeen Select International Equity Fund. On or around December 1, 2020, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will update the Fund’s fee table and other information required as of the fiscal year ending October 31, 2020.

Please call me at (215) 405-5757 with any questions or comments concerning this filing.

Sincerely,

/s/ Jennifer M. Rogers, Esq.

Jennifer M. Rogers, Esq.

cc:	Lucia Sitar, Esq., Aberdeen Standard Investments Inc.

Jay Baris, Esq., Sidley Austin LLP